EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated November 1, 2018, for the Investor Class, Advisor Class, Institutional Class, and Service Class of Oakmark International Small Cap Fund, a series of Harris Associates Investment Trust, which was filed with the Securities and Exchange Commission on November 1, 2018 (Accession No. 0001104659-18-065370).

SCHEDULE OF EXHIBITS TO FORM N-1A

Exhibit
Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase